Subsequent Events (Details) - Schedule of Parent Company Statements of Cash Flows - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 181,835	$ (8,634,039)	$ 3,473,758
Net cash provided by (used in) investing activities
Net cash provided by (used in) financing activities	345,210	1,000,000	2,000,000
Net increase in cash and cash equivalents	527,045	(7,634,039)	5,473,758
CASH AND CASH EQUIVALENTS, beginning of year	14,452,748	22,086,787	16,613,029
CASH AND CASH EQUIVALENTS, end of year	$ 14,979,793	$ 14,452,748	$ 22,086,787